Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 3,653	$ 1,895	$ 1,760
Accrued interest expenses	4,639	1,920	1,949
Settlement and clearing accounts	1,931	1,548	1,075
Lease liabilities	5,810	3,294	3,334
Other	3,370	1,634	1,457
Total other financial liabilities measured at amortized cost	19,403	$ 10,292	$ 9,575
Credit Suisse
Disclosure Of Financial Liabilities [Line Items]
Total other financial liabilities measured at amortized cost	$ 7,415